THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $1,252,474,712)
COMMON STOCK — 59.8%
	Shares	Fair Value
AUSTRALIA — 0.7%
BHP Group	428,115	$9,383,265

BRAZIL — 1.1%
BB Seguridade Participacoes	1,637,100	13,302,919

CANADA — 4.9%
Agnico Eagle Mines	243,680	15,064,298
Barrick Gold	803,733	14,885,135
Canadian Natural Resources	583,759	16,417,946
Franco-Nevada	136,594	15,522,542

		61,889,921

CHINA — 3.1%
Alibaba Group Holding ADR*	98,272	20,302,013
China Railway Construction, Cl A	4,539,073	6,169,995
Momo ADR	85,380	2,612,628
Tencent Holdings	193,400	9,288,260

		38,372,896

DENMARK — 0.5%
Novo Nordisk, Cl B	100,992	6,182,816

FRANCE — 2.9%
Cie de Saint-Gobain	126,532	4,804,222
Faurecia	419,224	20,071,534
Natixis	2,065,005	8,755,436
Total S.A.	69,103	3,383,225

		37,014,417

GERMANY — 2.3%
Covestro	239,114	10,117,004
Siemens	149,838	18,552,147

		28,669,151

INDIA — 1.1%
HDFC Bank ADR	249,503	14,291,532

INDONESIA — 1.2%
Bank Central Asia	3,164,500	7,508,590
Bank Mandiri Persero	13,438,000	7,430,018

		14,938,608

JAPAN — 1.6%
Komatsu	526,800	11,994,053
T&D Holdings	698,200	7,674,368

		19,668,421

RUSSIA — 2.8%
Lukoil PJSC ADR	178,242	18,180,684
Sberbank of Russia PJSC ADR	1,048,251	16,772,016

		34,952,700

SOUTH KOREA — 3.6%
Hana Financial Group	320,902	8,939,000
LG Electronics	166,202	9,189,673
Samsung Electronics	365,359	17,289,296
Samsung Life Insurance	156,284	9,113,343

		44,531,312

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

SWITZERLAND — 2.0%
Roche Holding	76,376	$25,715,051

UNITED KINGDOM — 2.6%
Avast	1,141,279	6,404,991
Glencore	1,051,351	3,088,983
GVC Holdings	761,397	8,819,573
Playtech PLC	3,083,500	14,051,630

		32,365,177

UNITED STATES — 29.4%
Activision Blizzard	283,514	16,579,899
Allison Transmission Holdings	253,266	11,194,357
Ally Financial	425,729	13,636,100
Alphabet, Cl C*	21,312	30,566,310
Amgen	32,277	6,973,446
Athene Holding, Cl A*	65,393	2,848,519
Citigroup	157,554	11,723,593
Cummins	18,118	2,898,337
eBay	335,952	11,274,549
Electronic Arts*	129,291	13,953,085
Everi Holdings*	235,300	2,941,250
Facebook, Cl A*	30,899	6,238,817
Ford Motor	1,310,094	11,555,029
Freeport-McMoRan	654,153	7,261,098
Gilead Sciences	58,821	3,717,487
Huntington Ingalls Industries	47,173	12,312,153
Masco	319,240	15,170,285
McKesson	94,770	13,515,150
MGIC Investment	463,984	6,398,339
Navient	687,714	9,889,327
Newmont	340,079	15,323,960
Philip Morris International	435,318	36,000,799
QUALCOMM	440,353	37,566,514
Schlumberger	778,241	26,078,856
Stars Group*	283,948	6,774,999
Voya Financial	209,414	12,508,298
Walt Disney	167,113	23,113,399

		368,013,955

TOTAL COMMON STOCK (Cost $699,825,675)		$749,292,141

U.S. TREASURY OBLIGATIONS — 25.1%

	Face Amount	Fair Value
U.S. Treasury Notes
3.125%, 11/15/28	$60,384,000	$68,467,436
2.625%, 12/31/23	120,481,000	129,105,898
2.375%, 05/15/29	86,450,000	92,994,840
1.625%, 08/15/29	23,600,000	23,829,547

TOTAL U.S. TREASURY OBLIGATIONS (Cost $294,260,906)		$314,397,721

PREFERRED STOCK — 2.7%

	Shares	Fair Value

GERMANY — 0.6%
Porsche Automobil Holding ‡	111,226	$7,541,958

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2020 (Unaudited)

PREFERRED STOCK — continued

	Shares	Fair Value
UNITED STATES — 2.1%
Broadcom, 8.000%*	22,700	$26,073,220

TOTAL PREFERRED STOCK (Cost $32,549,850)		$33,615,178

TOTAL INVESTMENTS — 87.6% (Cost $1,026,636,431)		$1,097,305,040

PURCHASED OPTIONS(1) — 0.0%

		Fair Value
Purchased Option
Total Purchased Option (Cost $3,213,531)		$287,769

WRITTEN OPTIONS(1) — 0.0%

		Fair Value

Written Option

Total Written Option (Premiums Received $803,861)		$(46,265)

PURCHASED OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.0%
April 2020, EUR Call USD Put* .	37,800,000	$181,648	$1.11	04/18/20	$87,699

Put Options

EUROPEAN CURRENCY UNION — 0.0%
February 20 Puts on SX5E*	1,691	1,927,252	3,400.00	02/22/20	159,410

SOUTH KOREA — 0.0%
February 20 Puts on KOSPI2*	377	459,058	260.00	02/22/20	28,054

UNITED STATES — 0.0%
February 20 Puts on NDX*	22	645,573	7,725.00	02/22/20	12,606

Total Purchased Options					$287,769

WRITTEN OPTIONS — 0.0%

	Contracts	Notional Amount^	Strike Price	Expiration Date	Fair Value
Call Option

UNITED STATES — 0.0%
April 2020, EUR Call USD Put* .	(37,800,000)	$(61,319)	$1.16	04/18/20	$(25,635)

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

WRITTEN OPTIONS — continued
	Contracts		Notional Amount^	Strike Price	Expiration Date	Fair Value
Put Option

EUROPEAN CURRENCY UNION — 0.0%
February 20 Puts on SX5E*		$(1,691)	$(742,542)	$3,075.00	02/22/20	$(20,630)

Total Written Options						$(46,265)

^	Represents cost.
*	Non-income producing security.
‡	There is currently no rate available.
(1)	Refer to table below for details on Options Contracts.

Open OTC swap agreements held by the Fund at January 31, 2020, are as follows:

Total Return Swaps

Counterparty	Reference Entity/ Obligation**	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments / Receipts	Net Unrealized Appreciation (Depreciation)
Goldman Sachs	GSCHIUS Bas ket Index	USD 1D FUNDS FED +50 BPs	Total Return	At Maturity	03/23/22	$ (66,356,816)	$(3,464,418)	$-	$(3,464,418)
MORGANSTANLEY	MSCHIBK Bas ket Index	Total Return	USD 1D FUNDS FED +40 BPs	At Maturity	06/09/20	6,730,243	(298,208)	-	(298,208)
MORGANSTANLEY	MSCHICG Bas ket Index	Total Return	USD 1D FUNDS FED +40 BPs	At Maturity	06/09/20	6,731,601	18,047	-	18,047
MORGANSTANLEY	MSCHIEU Bas ket Index	USD 1D FUNDS FED +40 BPs	Total Return	At Maturity	06/09/20	(13,660,691)	(86,908)	-	(86,908)
MORGANSTANLEY	MSCHIJP Bas ket Index	USD 1D FUNDS FED +40 BPs	Total Return	At Maturity	06/09/20	(6,774,378)	24,080	-	24,080
MORGANSTANLEY	MSCHIPC Bas ket Index	Total Return	USD 1D FUNDS FED +40 BPs	At Maturity	06/09/20	6,732,784	(60,140)	-	(60,140)
MORGAN STANLEY	MSCHIUB Bas ket Index	Total Return	USD 1D FUNDS FED +40 BPs	At Maturity	06/09/20	6,728,857	(343,299)		(343,299)

						$ (59,868,400)	$(4,210,846)	$-	$(4,210,846)

** The table on the following pages represents the individual common stock exposure comprising the Goldman Sachs and Morgan Stanley Equity Basket Swaps as of January 31, 2020.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GSCHIUS Index
75,028	Snap Inc	$ (834,408)	$(43,564)	$(43,564)	1.26%
28,249	Pags eguro Digital Ltd	(813,090)	(42,451)	(42,451)	1.23
4,240	Trade Desk Inc/The	(739,059)	(38,585)	(38,585)	1.11
14,292	Edison International	(705,226)	(36,819)	(36,819)	1.06
8,786	Churchill Downs Inc	(695,904)	(36,332)	(36,332)	1.05
14,072	Shake Shack Inc	(695,488)	(36,311)	(36,311)	1.05
7,696	Coupa Software Inc	(691,390)	(36,097)	(36,097)	1.04
28,070	Dollarama Inc	(691,042)	(36,079)	(36,079)	1.04
12,904	Square Inc	(686,879)	(35,861)	(35,861)	1.04
7,810	Okta Inc	(676,401)	(35,314)	(35,314)	1.02
11,624	Aptiv PLC	(674,456)	(35,213)	(35,213)	1.02
53,319	Sunrun Inc	(672,392)	(35,105)	(35,105)	1.01
30,776	Hilton Grand Vacations Inc	(666,202)	(34,782)	(34,782)	1.00
11,283	CarMax Inc	(655,492)	(34,223)	(34,223)	0.99
31,089	National Vision Holdings Inc	(650,133)	(33,943)	(33,943)	0.98
6,327	Spotify Technology SA	(648,944)	(33,881)	(33,881)	0.98
68,655	Evoqua Water Technologies Corp	(646,276)	(33,741)	(33,741)	0.97
37,092	Marvell Technology Group Ltd	(644,794)	(33,664)	(33,664)	0.97
12,539	Wabtec Corp	(644,790)	(33,664)	(33,664)	0.97
12,734	Saia Inc	(643,184)	(33,580)	(33,580)	0.97
12,113	Fox Factory Holding Corp	(642,128)	(33,525)	(33,525)	0.97
3,902	Martin Marietta Materials Inc	(639,951)	(33,411)	(33,411)	0.96
7,885	Cabot Microelectronics Corp	(634,980)	(33,152)	(33,152)	0.96
12,835	SiteOne Landscape Supply Inc	(627,639)	(32,768)	(32,768)	0.95
6,745	Coherent Inc	(619,974)	(32,368)	(32,368)	0.93
20,337	Avista Corp	(619,689)	(32,353)	(32,353)	0.93
538,183	Bombardier Inc	(615,048)	(32,111)	(32,111)	0.93
84,582	Archrock Inc	(614,789)	(32,097)	(32,097)	0.93
50,224	Summit Materials Inc	(613,081)	(32,008)	(32,008)	0.92
6,604	Atlassian Corp PLC	(612,566)	(31,981)	(31,981)	0.92
13,641	GrubHub Inc	(610,705)	(31,884)	(31,884)	0.92
183,473	BEST Inc	(607,279)	(31,705)	(31,705)	0.92
13,957	Ormat Technologies Inc	(605,635)	(31,620)	(31,620)	0.91
13,819	Cubic Corp	(605,593)	(31,617)	(31,617)	0.91
14,123	First Solar Inc	(602,928)	(31,478)	(31,478)	0.91
9,240	Ingevity Corp	(602,741)	(31,468)	(31,468)	0.91
8,875	JB Hunt Transport Services Inc	(601,433)	(31,400)	(31,400)	0.91
6,564	Vulcan Materials Co	(601,165)	(31,386)	(31,386)	0.91
17,000	California Water Service Group	(600,834)	(31,369)	(31,369)	0.91
5,349	NVIDIA Corp	(597,428)	(31,191)	(31,191)	0.90
12,344	Albemarle Corp	(596,193)	(31,127)	(31,127)	0.90
96,344	First Quantum Minerals Ltd	(589,809)	(30,793)	(30,793)	0.89
12,468	Envestnet Inc	(589,389)	(30,771)	(30,771)	0.89
32,891	Seacoast Banking Corp of Florida	(588,748)	(30,738)	(30,738)	0.89
9,626	Cantel Medical Corp	(588,030)	(30,700)	(30,700)	0.89
13,662	SJW Group	(586,865)	(30,640)	(30,640)	0.88
22,406	Liberty Media Corp-Liberty Formula One	(584,099)	(30,495)	(30,495)	0.88
11,043	NV 5 Global Inc	(580,947)	(30,331)	(30,331)	0.88
12,274	Northwest Natural Holding Co	(580,299)	(30,297)	(30,297)	0.87
22,577	Brooks Automation Inc	(579,888)	(30,275)	(30,275)	0.87
6,730	Wynn Resorts Ltd	(579,479)	(30,254)	(30,254)	0.87
19,057	DR Horton Inc	(579,424)	(30,251)	(30,251)	0.87
14,362	Sky West Inc	(577,193)	(30,135)	(30,135)	0.87
15,604	Compass Minerals International Inc	(576,906)	(30,120)	(30,120)	0.87
25,561	South Jersey Industries Inc	(576,157)	(30,081)	(30,081)	0.87
8,881	Alamo Group Inc	(575,501)	(30,046)	(30,046)	0.87
12,811	Lamb Weston Holdings Inc	(569,221)	(29,718)	(29,718)	0.86
21,981	ProAssurance Corp	(568,799)	(29,696)	(29,696)	0.86
176,655	Lundin Mining Corp	(568,303)	(29,670)	(29,670)	0.86
11,056	GATX Corp	(562,528)	(29,369)	(29,369)	0.85
51,246	Welbilt Inc	(557,030)	(29,082)	(29,082)	0.84
6,019	Twilio Inc	(554,279)	(28,938)	(28,938)	0.84
32,666	Veritex Holdings Inc	(553,365)	(28,891)	(28,891)	0.83
39,945	Yext Inc	(550,276)	(28,729)	(28,729)	0.83
10,240	TopBuild Corp	(549,955)	(28,713)	(28,713)	0.83
13,001	Integra LifeSciences Holdings Corp	(545,561)	(28,483)	(28,483)	0.82
15,800	UGI Corp	(534,366)	(27,899)	(27,899)	0.81
7,745	Diamondback Energy Inc	(530,290)	(27,686)	(27,686)	0.80
5,323	Sarepta Therapeutics Inc	(524,507)	(27,384)	(27,384)	0.79
20,275	Targa Resources Corp	(522,237)	(27,265)	(27,265)	0.79
10,426	Chart Industries Inc	(521,295)	(27,216)	(27,216)	0.79
16,335	PTC Therapeutics Inc	(520,885)	(27,195)	(27,195)	0.78
4,957	Rogers Corp	(520,634)	(27,182)	(27,182)	0.78

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
GS CHIUS Index (continued)
40,075	Trinity Industries Inc	$(519,967)	$(27,147)	$(27,147)	0.78%
12,357	Carvana Co	(519,928)	(27,145)	(27,145)	0.78
6,413	Haemonetics Corp	(518,265)	(27,058)	(27,058)	0.78
13,611	Cyrus One Inc	(517,187)	(27,002)	(27,002)	0.78
10,848	Neogen Corp	(512,736)	(26,769)	(26,769)	0.77
34,973	Noble Energy Inc	(511,185)	(26,688)	(26,688)	0.77
6,679	Exact Sciences Corp	(508,945)	(26,571)	(26,571)	0.77
35,261	Hain Celestial Group Inc/The	(508,159)	(26,530)	(26,530)	0.77
36,742	Red Rock Resorts Inc	(506,882)	(26,464)	(26,464)	0.76
127,314	Kosmos Energy Ltd	(506,520)	(26,445)	(26,445)	0.76
24,900	Pluralsiht Inc	(505,874)	(26,411)	(26,411)	0.76
54,889	ANGI Homeservices Inc	(503,247)	(26,274)	(26,274)	0.76
5,779	Way fair Inc	(501,764)	(26,197)	(26,197)	0.76
6,146	Insulet Corp	(500,186)	(26,114)	(26,114)	0.75
27,891	Western Midstream Partners LP	(498,510)	(26,027)	(26,027)	0.75
48,934	EW Scripps Co/The	(496,591)	(25,926)	(25,926)	0.75
5,634	Sanders on Farms Inc	(488,653)	(25,512)	(25,512)	0.74
8,702	Ollie’s Bargain Outlet Holdings Inc	(487,862)	(25,471)	(25,471)	0.74
9,497	Alnylam Pharmaceuticals Inc	(487,796)	(25,467)	(25,467)	0.74
2,166	Teleflex Inc	(487,137)	(25,433)	(25,433)	0.73
7,515	Concho Resources Inc	(485,938)	(25,370)	(25,370)	0.73
13,450	My oKardia Inc	(484,626)	(25,302)	(25,302)	0.73
41,193	Matador Resources Co	(480,752)	(25,100)	(25,100)	0.72
2,851	ICU Medical Inc	(480,207)	(25,071)	(25,071)	0.72
10,617	Teladoc Health Inc	(479,608)	(25,040)	(25,040)	0.72
32,691	GCP Applied Technologies Inc	(476,748)	(24,890)	(24,890)	0.72
2,217	LendingTree Inc	(473,364)	(24,714)	(24,714)	0.71
47,131	Inovalon Holdings Inc	(467,998)	(24,434)	(24,434)	0.71
45,143	Oceaneering International Inc	(461,705)	(24,105)	(24,105)	0.70
15,572	Acceleron Pharma Inc	(450,064)	(23,497)	(23,497)	0.68
9,143	iRobot Corp	(442,437)	(23,099)	(23,099)	0.67
44,372	Oil States International Inc	(438,252)	(22,881)	(22,881)	0.66
4,991	Bluebird Bio Inc	(433,577)	(22,637)	(22,637)	0.65
16,738	Audentes Therapeutics Inc	(431,243)	(22,515)	(22,515)	0.65
7,092	Reata Pharmaceuticals Inc	(425,581)	(22,219)	(22,219)	0.64
76,707	Valaris plc	(415,877)	(21,712)	(21,712)	0.63
41,213	Pure Storage Inc	(413,053)	(21,565)	(21,565)	0.62
10,286	Ultragenyx Pharmaceutical Inc	(410,319)	(21,422)	(21,422)	0.62
14,767	Avanos Medical Inc	(398,058)	(20,782)	(20,782)	0.60
40,645	Immunomedics Inc	(396,867)	(20,720)	(20,720)	0.60
39,595	Boingo Wireless Inc	(393,692)	(20,554)	(20,554)	0.59
9,334	Tandem Diabetes Care Inc	(391,930)	(20,462)	(20,462)	0.59
95,413	Tellurian Inc	(389,708)	(20,346)	(20,346)	0.59
102,983	Callon Petroleum Co	(335,410)	(17,511)	(17,511)	0.51
21,775	Nutanix Inc	(327,213)	(17,083)	(17,083)	0.49
8,997	Anaptys Bio Inc	(319,889)	(16,701)	(16,701)	0.48
11,513	Merit Medical Systems Inc	(300,740)	(15,701)	(15,701)	0.45
16,101	Aerie Pharmaceuticals Inc	(230,972)	(12,063)	(12,063)	0.33

		$(66,356,816)	$(3,464,418)	$(3,464,418)	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Fair Value	Percentage of Basket
MS CHIBK Index
40,895	Astellas Pharma Inc	$559,361	$(24,785)	$(24,785)	8.31%
39,651	JSR Corp	552,220	(24,468)	(24,468)	8.21
24,038	KDDI Corp	551,398	(24,432)	(24,432)	8.19
5,631	Hirose Electric Co Ltd	542,984	(24,059)	(24,059)	8.07
27,561	Nippon Telegraph & Telephone Corp	538,560	(23,863)	(23,863)	8.00
10,402	Kyocera Corp	530,603	(23,510)	(23,510)	7.88
6,331	TDK Corp	526,998	(23,351)	(23,351)	7.83
34,279	MINEBEA MITSUMI Inc	525,487	(23,284)	(23,284)	7.81
25,146	Canon Inc	509,011	(22,554)	(22,554)	7.56
24,655	Stanley Electric Co Ltd	493,786	(21,879)	(21,879)	7.34
15,434	Denso Corp	491,591	(21,782)	(21,782)	7.30
61,440	Asahi Kasei Corp	490,312	(21,725)	(21,725)	7.29
29,769	Alps Alpine Co Ltd	417,932	(18,516)	(18,516)	6.21

		$6,730,243	$(298,208)	$(298,208)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

Shares	Description	Notional Amount	Unrealized Appreciation	Value	Percentage of Basket
MSCHICG Index
7,530	Fujitsu Ltd	$586,305	$1,572	$1,572	8.71%
48,137	Olympus Corp	575,815	1,544	1,544	8.55
72,740	Panasonic Corp	537,334	1,441	1,441	7.98
31,250	Ono Pharmaceutical Co Ltd	531,975	1,426	1,426	7.90
69,994	Shimizu Corp	531,588	1,425	1,425	7.90
52,832	Softbank Corp	529,801	1,420	1,420	7.87
10,055	Toyota Motor Corp	515,770	1,383	1,383	7.66
10,402	Kyocera Corp	507,198	1,360	1,360	7.53
18,272	Sumitomo Mitsui Trust Holdings Inc	500,081	1,341	1,341	7.43
19,188	Sumitomo Mitsui Financial Group Inc	499,558	1,339	1,339	7.42
61,244	Obay as hi Corp	497,982	1,335	1,335	7.40
24,537	Honda Motor Co Ltd	465,635	1,248	1,248	6.92
18,272	Aisin Seiki Co Ltd	452,559	1,213	1,213	6.73

		$6,731,601	$18,047	$18,047	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Value	Percentage of Basket
MSCHIEU Index
7,103	Delivery Hero SE	$(716,057)	$(4,556)	$(4,556)	5.24%
35,233	Great Portland Estates PLC	(565,648)	(3,599)	(3,599)	4.14
33,333	BillerudKors nas AB	(559,983)	(3,563)	(3,563)	4.10
13,964	JMAB	(557,798)	(3,549)	(3,549)	4.08
9,020	Umicore SA	(542,941)	(3,454)	(3,454)	3.97
27,385	St James‘s Place PLC	(540,121)	(3,436)	(3,436)	3.95
41,861	Davide Campari-Milano SpA	(529,166)	(3,367)	(3,367)	3.87
4,654	IMCD NV	(525,951)	(3,346)	(3,346)	3.85
8,872	FUCHS PETROL UB SE	(513,887)	(3,269)	(3,269)	3.76
24,197	Ocado Group PLC	(510,407)	(3,247)	(3,247)	3.74
4,125	Takeaway.com NV	(508,355)	(3,234)	(3,234)	3.72
14,304	Nokian Renkaat Oyj	(503,522)	(3,203)	(3,203)	3.69
16,423	Boskalis Westminster	(503,414)	(3,203)	(3,203)	3.69
6,520	Whitbread PLC	(502,485)	(3,197)	(3,197)	3.68
9,380	ASOS PLC	(496,969)	(3,162)	(3,162)	3.64
3,495	DSV PANALPINA A/S	(496,811)	(3,161)	(3,161)	3.64
21,330	Weir Group PLC/The	(495,710)	(3,154)	(3,154)	3.63
5,090	Cie Financiere Richemont SA	(487,367)	(3,101)	(3,101)	3.57
10,430	Mets o Oyj	(484,950)	(3,085)	(3,085)	3.55
76,798	B&M European Value Retail SA	(481,550)	(3,064)	(3,064)	3.53
62,252	KAZ Minerals PLC	(469,874)	(2,989)	(2,989)	3.44
30,499	FinecoBank Banca Fineco SpA	(467,015)	(2,971)	(2,971)	3.42
3,760	SOITEC	(465,217)	(2,960)	(2,960)	3.41
12,359	Interpump Group SpA	(455,605)	(2,899)	(2,899)	3.34
30,363	Freni Brembo SpA	(453,728)	(2,887)	(2,887)	3.32
3,028	Remy Cointreau SA	(417,442)	(2,652)	(2,652)	3.06
2,431	SEB SA	(408,718)	(2,600)	(2,600)	2.97

		$(13,660,691)	$(86,908)	$(86,908)	100.00%

Shares	Description	Notional Amount	Unrealized Appreciation	Value	Percentage of Basket
MSCHIJP Index
11,398	Kobe Buss an Co Ltd	$(332,918)	$1,183	$1,183	4.91%
10,347	Makita Corp	(306,185)	1,088	1,088	4.52
79,408	NEXTDC Ltd	(304,334)	1,082	1,082	4.49
1,606	Disco Corp	(288,675)	1,026	1,026	4.26
33,315	Mineral Resources Ltd	(286,987)	1,020	1,020	4.24
10,838	Unicharm Corp	(284,293)	1,011	1,011	4.20
12,641	Nihon Kohden Corp	(283,502)	1,008	1,008	4.18
103,547	Fletcher Building Ltd	(280,263)	996	996	4.14
26,657	Seven Group Holdings Ltd	(272,706)	969	969	4.03
5,689	Daifuku Co Ltd	(266,267)	946	946	3.93
14,139	Kagome Co Ltd	(266,179)	946	946	3.93
13,738	MISUMI Group Inc	(264,740)	941	941	3.91
6,946	Kikkoman Corp	(259,385)	922	922	3.83
12,533	Relo Group Inc	(257,296)	915	915	3.80
17,806	Takara Bio Inc	(255,338)	908	908	3.77
9,418	Yaskawa Electric Corp	(253,789)	902	902	3.75
11,925	Asahi Intecc Co Ltd	(252,517)	898	898	3.73
7,559	Ezaki Glico Co Ltd	(246,291)	875	875	3.64
4,970	Shis eido Co Ltd	(244,954)	871	871	3.62
52,600	Kansai Mirai Financial Group Inc	(234,478)	833	833	3.46
14,431	SG Holdings Co Ltd	(233,339)	829	829	3.44
12,961	Trusco Nakayama Corp	(230,840)	821	821	3.41
2,205	Kose Corp	(225,839)	803	803	3.33
12,143	MonotaRO Co Ltd	(225,647)	802	802	3.33
4,581	Kusuri no Aoki Holdings Co Ltd	(210,918)	750	750	3.11
5,055	SCREEN Holdings Co Ltd	(206,698)	735	735	3.04

		$(6,774,378)	$24,080	$24,080	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

Shares	Description	Notional Amount	Unrealized Depreciation	Value	Percentage of Basket
MSCHIPC Index
23,652	Infocom Corp	$490,043	$(4,377)	$(4,377)	7.28%
30,321	LIXIL VIVA Corp	460,075	(4,110)	(4,110)	6.83
19,068	M3 Inc	415,709	(3,713)	(3,713)	6.17
39,034	NTT Data Corp	410,966	(3,671)	(3,671)	6.10
19,530	NTT DOCOMO Inc	410,842	(3,670)	(3,670)	6.10
8,715	Organo Corp	408,901	(3,652)	(3,652)	6.07
45,354	Nissin Electric Co Ltd	406,571	(3,632)	(3,632)	6.04
26,473	Nissin Kogyo Co Ltd	400,611	(3,578)	(3,578)	5.95
25,879	Show a Corp	400,208	(3,575)	(3,575)	5.94
22,871	Keihin Corp	399,674	(3,570)	(3,570)	5.94
22,590	Sony Financial Holdings Inc	389,715	(3,481)	(3,481)	5.79
12,650	Katitas Co Ltd	382,007	(3,412)	(3,412)	5.67
22,572	Modec Inc	375,967	(3,358)	(3,358)	5.58
26,390	Japan Aviation Electronics Industry Ltd	352,717	(3,151)	(3,151)	5.24
27,296	Sumitomo Dainippon Pharma Co Ltd	351,707	(3,142)	(3,142)	5.22
122,041	Mitsubishi Motors Corp	341,265	(3,048)	(3,048)	5.09
12,816	Medical & Biological Laboratories Co Ltd	335,806	(3,000)	(3,000)	4.99

		$6,732,784	$(60,140)	$(60,140)	100.00%

Shares	Description	Notional Amount	Unrealized Depreciation	Value	Percentage of Basket
MSCHIUB Index
8,627	Sony Corp	$470,565	$(24,008)	$(24,008)	6.99%
56,870	Shimizu Corp	455,392	(23,234)	(23,234)	6.77
4,178	Obic Co Ltd	443,203	(22,612)	(22,612)	6.59
8,170	Toyota Motor Corp	441,842	(22,542)	(22,542)	6.57
22,393	Nippon Telegraph & Telephone Corp	441,014	(22,500)	(22,500)	6.55
16,171	Toyota Tsusho Corp	438,298	(22,361)	(22,361)	6.51
48,225	Nipro Corp	426,389	(21,754)	(21,754)	6.34
57,498	Daicel Corp	426,284	(21,749)	(21,749)	6.34
173,611	Sojitz Corp	425,775	(21,723)	(21,723)	6.33
10,417	Kintetsu Group Holdings Co Ltd	424,794	(21,673)	(21,673)	6.31
20,425	DIC Corp	421,806	(21,520)	(21,520)	6.27
37,879	Sumitomo Electric Industries Ltd	396,215	(20,214)	(20,214)	5.89
35,982	Nippon Steel Corp	390,484	(19,922)	(19,922)	5.80
20,847	Furukawa Electric Co Ltd	383,380	(19,560)	(19,560)	5.70
12,639	Daido Steel Co Ltd	379,197	(19,346)	(19,346)	5.64
27,281	Yokohama Rubber Co Ltd/The	364,219	(18,581)	(18,581)	5.40

		$6,728,857	$(343,299)	$(343,299)	100.00%

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL
ALLOCATION FUND
JANUARY 31, 2020
(Unaudited)

Open OTC swap agreements held by the Fund at January 31, 2020, are as follows:

Credit Default Swaps
Reference Entity/Obligation	Buy/Sell Protection	(Pays)/Receives Protection	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments / Receipts	Net Unrealized Appreciation
CDX HY Index	Buy	0.00%	Quarterly	06/20/24	$58,954,500	$(5,173,969)	$(5,614,991)	$441,022

					$58,954,500	$(5,173,969)	$(5,614,991)	$441,022

ADR — American Depository Receipt

Cl — Class

PJSC — Public Joint-Stock Company

PLC — Public Limited Company

The tables below set forth information about the Level within the fair value hierarchy at which the Fund’s investments and other financial instruments are measured at January 31, 2020:

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$9,383,265	$—	$—	$9,383,265
Brazil	13,302,919	—	—	13,302,919
Canada	61,889,921	—	—	61,889,921
China	38,372,896	—	—	38,372,896
Denmark	6,182,816	—	—	6,182,816
France	37,014,417	—	—	37,014,417
Germany	28,669,151	—	—	28,669,151
India	14,291,532	—	—	14,291,532
Indonesia	14,938,608	—	—	14,938,608
Japan	19,668,421	—	—	19,668,421
Russia	34,952,700	—	—	34,952,700
South Korea	44,531,312	—	—	44,531,312
Switzerland	25,715,051	—	—	25,715,051
United Kingdom	32,365,177	—	—	32,365,177
United States	368,013,955	—	—	368,013,955

Total Common Stock	749,292,141	—	—	749,292,141

U.S. Treasury Obligations	—	314,397,721	—	314,397,721

Preferred Stock
Germany	7,541,958	—	—	7,541,958
United States	26,073,220	—	—	26,073,220

Total Preferred Stock	33,615,178	—	—	33,615,178

Total Investments in Securities	$782,907,319	$314,397,721	$—	$1,097,305,040

Other Financial
Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$–	$287,769	$–	$287,769
Written Options	–	(46,265)	–	(46,265)
OTC Swaps
Total Return Swaps*
Unrealized
Appreciation	–	42,127	–	42,127
Unrealized
Depreciation	–	(4,252,973)	–	(4,252,973)
Centrally Cleared
Swaps Credit Default Swaps* Unrealized Appreciation	–	441,022	–	441,022

Total Other Financial Instruments	$–	$(3,528,320)	$–	$(3,528,320)

* Swap contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Amounts designated as ‘‘—’’ are either $0 or have been rounded to $0.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON CAPITAL ALLOCATION FUND JANUARY 31, 2020 (Unaudited)

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

SCHEDULE OF INVESTMENTS (PERCENTAGES ARE BASED ON NET ASSETS OF $11,239,971)
COMMON STOCK — 83.0%
	Shares	Fair Value
AUSTRALIA — 2.1%
Aristocrat Leisure	6,231	$150,991
PointsBet Holdings Pty*	22,500	84,043

		235,034

AUSTRIA — 2.2%
BAWAG Group	5,650	245,132

BRAZIL — 0.5%
Arco Platform, Cl A*	1,200	62,256

CHINA — 2.3%
CSPC Pharmaceutical Group	114,000	253,933

FRANCE — 2.4%
Faurecia	5,700	272,904

GERMANY — 8.2%
Covestro	7,600	321,559
KION Group	4,100	257,821
Siltronic	3,150	341,247

		920,627

HONG KONG — 1.4%
NagaCorp	108,000	154,075

INDONESIA — 1.7%
Bank Tabungan Negara Persero	1,385,300	189,711

IRELAND — 1.8%
Jazz Pharmaceuticals*	1,400	200,690

JAPAN — 13.0%
Aisin Seiki	6,200	211,426
Japan Airlines	6,700	191,376
Kanamoto	9,100	228,854
Sankyu	3,300	165,373
Seino Holdings	17,800	231,299
Shizuoka Bank	27,800	199,350
TS Tech	8,300	235,162

		1,462,840

NETHERLANDS — 1.6%
Signify	5,500	183,726

PORTUGAL — 2.0%
NOS SGPS	43,900	227,955

RUSSIA — 2.2%
PhosAgro PJSC GDR	19,679	249,726

SOUTH KOREA — 3.8%
Hana Financial Group	6,200	172,706
Lotte Chemical*	1,590	252,805

		425,511

SPAIN — 1.5%
Mediaset Espana Comunicacion	31,000	170,219

UNITED KINGDOM — 3.8%
Dialog Semiconductor*	4,300	190,137

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

COMMON STOCK — continued

	Shares	Fair Value

UNITED KINGDOM — (continued)
Playtech PLC	20,000	$91,141
Rightmove	17,120	148,708

		429,986

UNITED STATES — 32.5%
AllianceBernstein Holding	3,833	125,531
Allison Transmission Holdings	4,856	214,635
Assetmark Financial Holdings*	3,800	111,454
Bio-Techne	767	161,047
Delek US Holdings	9,650	264,989
Gaming and Leisure Properties †	3,700	174,844
Hess Midstream	10,177	242,416
HollyFrontier	3,237	145,406
Huntington Ingalls Industries	383	99,963
Lazard, Cl A	6,803	285,454
Post Holdings*	1,678	175,468
Schneider National, Cl B	8,900	198,203
Take-Two Interactive Software*	1,500	186,960
TC PipeLines(1)	6,750	269,460
Timken	4,000	210,120
TreeHouse Foods*	3,800	169,480
Under Armour, Cl A*	9,383	189,349
VICI Properties †	6,600	176,880
Voya Financial	4,171	249,134

		3,650,793

TOTAL COMMON STOCK (Cost $9,368,090)		$9,335,118

EXCHANGE TRADED FUND — 3.8%

	Shares	Fair Value

UNITED STATES — 3.8%
VanEck Vectors Junior Gold Miners ETF	10,238	$425,286

TOTAL EXCHANGE TRADED FUND (Cost $352,853)		$425,286

TOTAL INVESTMENTS — 86.8% (Cost $9,720,943)		$9,760,404

†	Real Estate Investment Trust.
*	Non-income producing security.
(1)	Security considered Master Limited Partnership. At January 31, 2020, these securities amounted to $269,460 or 2.4% of net assets.

Open OTC swap agreements held by the Fund at January 31, 2020, is as follows:

			Total Return Swaps
Counterparty	Reference Entity/ Obligation	Fund Pays	Fund Receives	Payment Frequency	Termination Date	Notional Amount	Fair Value	Upfront Payments/ Receipts	Net Unrealized Appreciation
Morgan Stanley	United Micro	Total Return	USD 1M Libor BBA +100 BPs	At Maturity	01/08/21	$215,038	$41,442	$-	$41,442

						$215,038	$41,442	$-	$41,442

THE ADVISORS’ INNER CIRCLE FUND III	CHIRON SMID OPPORTUNITIES FUND JANUARY 31, 2020 (Unaudited)

Cl — Class

ETF — Exchange Traded Fund

GDR — Global Depositary Receipt

PLC — Public Limited Company

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock
Australia	$235,034	$—	$—	$235,034
Austria	245,132	—	—	245,132
Brazil	62,256	—	—	62,256
China	253,933	—	—	253,933
France	272,904	—	—	272,904
Germany	920,627	—	—	920,627
Hong Kong	154,075	—	—	154,075
Indonesia	189,711	—	—	189,711
Ireland	200,690	—	—	200,690
Japan	1,462,840	—	—	1,462,840
Netherlands	183,726	—	—	183,726
Portugal	227,955	—	—	227,955
Russia	249,726	—	—	249,726
South Korea	425,511	—	—	425,511
Spain	170,219	—	—	170,219
United Kingdom	429,986	—	—	429,986
United States	3,650,793	—	—	3,650,793

Total Common Stock	9,272,862	—	—	9,335,118

Exchange Traded Fund	425,286	—	—	425,286

Total Investments in Securities	$9,760,404	$—	$—	$9,760,404

Other Financial Instruments	Level 1	Level 2	Level 3	Total
OTC Swaps
Total Return Swaps*
Unrealized Appreciation	–	41,442	–	41,442

Total Other Financial Instruments	$–	$41,442	$–	$41,442

* Swap contracts are valued at the unrealized appreciation on the instrument.

Amounts designated as “—” are either $0 or have been rounded to $0.

For the period ended January 31, 2020, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

CHI-QH-001-0900